Total Debt (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Mar. 21, 2014	Aug. 22, 2014
Roll over agreement dated 3/21/2014
Debt Instrument [Line Items]
Loan amount	$ 4,545
Loan reference interest rate	LIBOR
Debt Instrument Basis Spread	2.80%
Security agreement dated 22/8/2014 Renewal
Debt Instrument [Line Items]
Loan amount		$ 250,000
Loan reference interest rate		LIBOR